Other Transactions with Related Parties - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended			12 Months Ended
	May 31, 2012 Vehicle	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2012 Fiat [Member] Dealerships	Dec. 31, 2013 Fiat [Member]	Dec. 31, 2013 Fiat [Member]	May 31, 2011 Fiat [Member]	May 31, 2013 Fiat [Member] Equipment & Tooling [Member]	May 31, 2012 Fiat [Member] Technology License Agreement [Member]	Dec. 31, 2013 Fiat [Member] Technology License Agreement [Member]	May 31, 2011 Fiat [Member] Class A Membership Interest [Member]	Jan. 31, 2013 Fiat [Member] Class A Membership Interest [Member]	Jan. 31, 2013 Fiat [Member] Class B Membership Interests [Member]	Dec. 31, 2013 VEBA Trust [Member]	Dec. 31, 2012 VEBA Trust [Member]	Dec. 31, 2011 VEBA Trust [Member]
Related Party Transaction [Line Items]
Ownership Interest							58.50%								41.50%
Interest expense related party		$ 441	$ 440	$ 635			$ 8								$ 433	$ 440	$ 432
Prior Ownership Interest								20.00%
Acquired fully-diluted ownership												16.00%
Proceeds from Fiat's incremental equity call option exercise				1,268								1,268
Membership Interests, units issued												261,225
Membership interest held														200,000
Membership interest													571,429
License fee recorded										37
Vehicles with licensed intellectual property	2
Amortization period of license fee included in deferred revenue	7 years
License fee remaining in deferred revenue											33
Sale of certain international dealerships to Fiat					24
Cash held by international dealerships sold					9
Gain loss from sale of wholly-owned international dealership					0
Related party payable for settlement of international dealership sale to Fiat						1
Percentage owned international dealerships sold to Fiat					100.00%
Number of international dealeships sold to Fiat					3
Capital lease asset									120
Capital lease term									6 years
Expenses reimbursed to related party							98
Interest expense on financial help provided by Treasury				229
Payable in kind interest				27
Payable in kind interest capitalized				$ 17